Related party transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2023
Related party transaction
General corporate allocations	$ (6,590,564)	$ (2,867,929)	$ (1,733,849)
General financing activities	(46,162,495)	(30,655,681)	(20,596,420)
Distributions and net transfer to shareholders and other affiliates, including stock compensation	(52,753,059)	(33,523,610)	(22,330,269)
Stock compensation	1,422,630
Overhead costs allocated to related party				$ 185,812
Street maintenance				59,825
Remaining balance outstanding	1,437,235			$ 125,987
Shareholders And Other Affiliates
Related party transaction
Stock compensation	1,422,630
Reallocation of selling, general and administrative expenses	6,299,064	2,592,429	1,561,349
Lot purchase agreement deposits paid (received)	291,500	275,500	$ 172,500
Remaining balance outstanding	1,437,235
Other Affiliates
Related party transaction
Due to shareholders and other affiliates presented as equity	31,420,651	30,975,951
Due from shareholders and other affiliates presented as equity	$ 72,739,572	$ 48,004,261